Annual Fund Operating Expenses - LVIP T Rowe Price Structured Mid-Cap Growth Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.74%
Less Fee Waiver	0.01%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.73%
Service Class
Operating Expenses:
Management Fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.99%
Less Fee Waiver	0.01%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.98%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets in excess of $750 million. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.